LEASE - Data center buildings and land leases (Details) - CNY (¥) ¥ in Thousands	Jun. 30, 2020	Dec. 31, 2019
LEASE
Finance lease liabilities	¥ 5,958,108	¥ 4,663,508
Operating lease liabilities	1,215,197	¥ 765,137
Data center buildings and land leases
LEASE
Finance lease liabilities	988,890
Operating lease liabilities	¥ 390,515